OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares		Value
Common Stocks: 69.6%
Aerospace & Defense: 1.1%
43,945	Safran SA - ADR [1]	$1,558,290

Air Freight & Logistics: 2.3%
12,825	FedEx Corp.	3,329,626

Auto Components: 1.2%
13,625	Aptiv PLC - ADR	1,775,201

Banks: 3.9%
13,605	First Republic Bank	1,998,983
28,315	JPMorgan Chase & Co.	3,597,987
		5,596,970

Chemicals: 1.4%
7,115	Air Products & Chemicals, Inc.	1,943,960

Commercial Services & Supplies: 2.2%
30,170	Waste Connections, Inc.	3,094,537

Electric Utilities: 2.2%
40,360	NextEra Energy, Inc.	3,113,774

Equity Real Estate Investment Trusts - REITS: 7.0%
31,330	CoreSite Realty Corp.	3,925,023
18,180	Crown Castle International Corp.	2,894,074
23,985	PS Business Parks, Inc.	3,186,887
		10,005,984

Food & Staples Retailing: 2.5%
4,272	Southeastern Grocers, Inc. [1,2,5]	305,448
44,525	Sysco Corp.	3,306,427
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,5,7]	1,721
		3,613,596

Health Care Equipment & Supplies: 4.0%
2,540	Becton Dickinson and Co.	635,559
13,365	Danaher Corp.	2,968,901
5,330	Teleflex, Inc.	2,193,668
		5,798,128

Insurance: 2.2%
31,440	The Progressive Corp.	3,108,787

Interactive Media & Services: 3.7%
3,007	Alphabet, Inc. - Class C [1]	5,267,903

Internet & Direct Marketing Retail: 1.0%
445	Amazon.com, Inc. [1]	1,449,334

IT Services: 2.1%
13,720	Visa, Inc. - Class A	3,000,976

Media: 2.9%
6,201	Charter Communications, Inc. - Class A [1]	4,102,272

Metals & Mining: 0.5%
17	Real Alloy Holding, Inc. [1,2,5]	661,200

Mortgage Real Estate Investment Trusts - REITS: 2.5%
56,460	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,581,258

Multiline Retail: 2.0%
13,515	Dollar General Corp.	2,842,204

Pharmaceuticals: 3.7%
15,300	Johnson & Johnson	2,407,914
30,880	Novartis AG - ADR	2,915,998
		5,323,912

Professional Services: 1.3%
20,050	IHS Markit Ltd.	1,801,092

Road & Rail: 2.8%
9,945	Old Dominion Freight Line, Inc.	1,941,065
10,265	Union Pacific Corp.	2,137,378
		4,078,443

Semiconductors & Semiconductor Equipment: 6.9%
23,205	Advanced Micro Devices, Inc. [1]	2,128,131
17,455	Analog Devices, Inc.	2,578,627
40,815	Applied Materials, Inc.	3,522,334
4,665	Monolithic Power Systems, Inc.	1,708,463
		9,937,555

Software: 6.1%
29,950	Microsoft Corp.	6,661,479
14,405	Zendesk, Inc. [1]	2,061,644
		8,723,123

Specialty Retail: 4.1%
12,035	The Home Depot, Inc.	3,196,737
22,050	Ross Stores, Inc.	2,707,960
		5,904,697

Total Common Stocks
(Cost $59,027,570)		99,612,822

Convertible Preferred Stocks: 0.8%
Road & Rail: 0.8%
10,000	Daseke, Inc., 7.625% [5]	1,112,934

Total Convertible Preferred Stocks
(Cost $1,000,000)		1,112,934

Principal Amount
Bonds: 27.4%
Corporate Bonds: 22.4%
Aerospace & Defense: 1.0%
	ADS Tactical, Inc.
$ 1,400,000	9.000%, 07/31/2023 [2,5]	1,401,852

Air Freight & Logistics: 0.5%
	Cargo Aircraft Management, Inc.
124,000	4.750%, 02/01/2028	128,107
	XPO Logistics, Inc.
500,000	6.250%, 05/01/2025	539,008
		667,115
Airlines: 0.3%
	American Airlines 2012-2 Class C Pass Through Trust
500,000	4.700%, 06/03/2021	468,908

Auto Components: 0.7%
	American Axle & Manufacturing, Inc.
100,000	6.250%, 04/01/2025	103,625
400,000	6.250%, 03/15/2026	412,500
	The Goodyear Tire & Rubber Co.
500,000	9.500%, 05/31/2025	565,775
		1,081,900
Automobiles: 0.5%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	706,427

Building Products: 0.6%
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027	546,250
	PGT Innovations, Inc.
250,000	6.750%, 08/01/2026	266,828
		813,078
Capital Markets: 1.3%
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024	1,063,645
	Oppenheimer Holdings, Inc.
750,000	5.500%, 10/01/2025	761,250
		1,824,895
Chemicals: 1.1%
	Consolidated Energy Finance SA
1,000,000	3.967% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	981,882
	Olin Corp.
250,000	9.500%, 06/01/2025	312,700
250,000	5.625%, 08/01/2029	271,876
		1,566,458
Commercial Services & Supplies: 1.1%
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026	234,322
270,000	8.500%, 05/01/2027	300,206
	Quad/Graphics, Inc.
135,000	7.000%, 05/01/2022	121,975
	R.R. Donnelley & Sons Co.
250,000	8.875%, 04/15/2021	255,000
676,000	7.000%, 02/15/2022	698,656
		1,610,159

Computers & Peripherals: 0.5%
	NCR Corp.
450,000	5.750%, 09/01/2027	478,969
250,000	5.000%, 10/01/2028	264,219
		743,188
Construction & Engineering: 1.2%
	Michael Baker International LLC
700,000	8.750%, 03/01/2023	707,000
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025	981,250
		1,688,250
Construction Materials: 0.6%
	Cemex SAB de CV
250,000	7.375%, 06/05/2027	284,812
	US Concrete, Inc.
500,000	5.125%, 03/01/2029	515,938
		800,750
Distributors: 0.1%
	American Builders & Contractors Supply Co., Inc.
139,000	4.000%, 01/15/2028	144,100

Equity Real Estate Investment Trusts - REITS: 0.5%
	HAT Holdings I LLC / HAT Holdings II LLC
500,000	5.250%, 07/15/2024	520,990
	SL Green Operating Partnership L.P.
150,000	1.201% (3 Month LIBOR USD + 0.980%), 08/16/2021 [3]	149,670
		670,660
Food & Staples Retailing: 1.4%
	C&S Group Enterprises LLC
500,000	5.000%, 12/15/2028	499,165
	KeHE Distributors LLC / KeHE Finance Corp.
640,000	8.625%, 10/15/2026	719,901
	United Natural Foods, Inc.
250,000	6.750%, 10/15/2028	261,870
	US Foods, Inc.
500,000	5.875%, 06/15/2024	507,812
		1,988,748
Health Care Providers & Services: 0.3%
	Cigna Corp.
500,000	0.879% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3]	500,080

Hotels, Restaurants & Leisure: 0.4%
	Carnival Corp.
250,000	11.500%, 04/01/2023	289,544
	NCL Corp. Ltd.
250,000	12.250%, 05/15/2024	300,312
		589,856
Household Durables: 0.9%
	Empire Communities Corp.
250,000	7.000%, 12/15/2025	264,090
	Mattamy Group Corp.
500,000	5.250%, 12/15/2027	530,312
	The New Home Co., Inc.
500,000	7.250%, 10/15/2025	514,745
		1,309,147

Industrial Conglomerates: 0.5%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
750,000	6.250%, 02/01/2022	753,544

IT Services: 0.9%
	Alliance Data Systems Corp.
750,000	7.000%, 01/15/2026	794,756
	Unisys Corp.
500,000	6.875%, 11/01/2027	547,500
		1,342,256
Machinery: 1.0%
	Flowserve Corp.
145,000	4.000%, 11/15/2023	153,655
	Meritor, Inc.
194,000	6.250%, 02/15/2024	198,466
	Navistar International Corp.
750,000	6.625%, 11/01/2025	786,675
	Welbilt, Inc.
300,000	9.500%, 02/15/2024	310,625
		1,449,421
Media: 0.2%
	Meredith Corp.
300,000	6.875%, 02/01/2026	293,062

Metals & Mining: 0.9%
	Coeur Mining, Inc.
500,000	5.875%, 06/01/2024	505,573
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	546,875
	Real Alloy Holding, Inc.
243,104	11.238%, (3 Month LIBOR USD + 10.000%) Cash or 13.238% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [2,3,5]	243,104
		1,295,552
Oil, Gas & Consumable Fuels: 1.2%
	Aker BP ASA
250,000	4.750%, 06/15/2024	258,704
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
500,000	11.000%, 04/15/2025	506,245
	Genesis Energy L.P. / Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	431,298
	Global Partners L.P. / GLP Finance Corp.
500,000	7.000%, 08/01/2027	536,468
		1,732,715
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
260,000	5.875%, 05/15/2023	260,298

Pharmaceuticals: 0.2%
	Bayer U.S. Finance II LLC
250,000	0.881% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3]	250,519

Professional Services: 0.4%
	Korn Ferry
500,000	4.625%, 12/15/2027	521,875

Specialty Retail: 1.1%
	Caleres, Inc.
1,000,000	6.250%, 08/15/2023	1,007,500
	Ken Garff Automotive LLC
500,000	4.875%, 09/15/2028	520,937
		1,528,437

Textiles, Apparel & Luxury Goods: 0.2%
	The William Carter Co.
250,000	5.500%, 05/15/2025	265,965

Thrifts & Mortgage Finance: 1.3%
	Nationstar Mortgage Holdings, Inc.
250,000	6.000%, 01/15/2027	265,743
500,000	5.125%, 12/15/2030	523,235
	PennyMac Financial Services, Inc.
500,000	5.375%, 10/15/2025	529,375
	United Shore Financial Services LLC
500,000	5.500%, 11/15/2025	528,125
		1,846,478
Trading Companies & Distributors: 1.0%
	Avation Capital SA
500,000	6.500%, 05/15/2021	366,812
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027	530,937
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025	275,289
250,000	7.250%, 06/15/2028	284,674
		1,457,712
Transportation Infrastructure: 0.3%
	Signature Aviation US Holdings, Inc.
500,000	4.000%, 03/01/2028	504,170

Total Corporate Bonds
(Cost $30,774,001)		32,077,575

Convertible Bonds: 4.6%
Airlines: 0.3%
	Southwest Airlines Co.
250,000	1.250%, 05/01/2025	364,375

Auto Components: 0.3%
	Horizon Global Corp.
480,000	2.750%, 07/01/2022	435,179

Construction & Engineering: 0.2%
	Tutor Perini Corp.
250,000	2.875%, 06/15/2021	247,500

Consumer Finance: 0.1%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	203,098

Electronic Equipment, Instruments & Components: 0.2%
	OSI Systems, Inc.
230,000	1.250%, 09/01/2022	246,527

Energy Equipment & Services: 0.1%
	Newpark Resources, Inc.
241,000	4.000%, 12/01/2021	219,384

Health Care Equipment & Supplies: 0.2%
	CONMED Corp.
175,000	2.625%, 02/01/2024	245,502

Hotels, Restaurants & Leisure: 0.9%
	Carnival Corp.
425,000	5.750%, 04/01/2023	1,007,635
	NCL Corp. Ltd.
160,000	6.000%, 05/15/2024	336,431
		1,344,066
Internet & Direct Marketing Retail: 0.1%
	Etsy, Inc.
44,000	0.125%, 10/01/2026	93,577

IT Services: 0.3%
	Euronet Worldwide, Inc.
370,000	0.750%, 03/15/2049	420,102

Machinery: 0.4%
	The Middleby Corp.
425,000	1.000%, 09/01/2025	520,094

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
350,000	2.000%, 06/15/2026	457,224

Real Estate Management & Development: 0.3%
	Colliers International Group, Inc.
250,000	4.000%, 06/01/2025	433,125

Semiconductors & Semiconductor Equipment: 0.1%
	Cree, Inc.
120,000	0.875%, 09/01/2023	218,302

Software: 0.5%
	Zendesk, Inc.
450,000	0.625%, 06/15/2025	664,156

Thrifts & Mortgage Finance: 0.3%
	EZCORP, Inc.
550,000	2.875%, 07/01/2024	502,160

Total Convertible Bonds
(Cost $5,021,761)		6,614,371

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000 Acquisition Dates 06/10/2016, 09/19/2016) [2,5,6]	484,949

Total Private Mortgage Backed Obligations
(Cost $642,000)		484,949

Total Bonds
(Cost $36,437,762)		39,176,895

Shares
Short-Term Investments: 2.0%
Money Market Funds: 2.0%

2,821,062	Federated Hermes U.S. Treasury Cash Reserves - Class I , 0.010% [4]	2,821,062

Total Money Market Funds
(Cost $2,821,062)		2,821,062
Total Short-Term Investments
(Cost $2,821,062)		2,821,062
Total Investments in Securities: 99.8%
(Cost $99,286,394)		142,723,713
Other Assets in Excess of Liabilities: 0.2%		339,907
Total Net Assets: 100.0%		$143,063,620

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
PIK -	Payment In Kind
USD -	United States Dollar

[1]	Non-income producing security.
[2]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]	Variable rate security; rate shown is the rate in effect on December 31, 2020.
[4]	Annualized seven-day effective yield as of December 31, 2020.
[5]	All or a portion of this security is considered illiquid. As of December 31, 2020, the value of illiquid securities was $4,211,208 or 2.9% of net assets.
[6]	Security considered restricted. As of December 31, 2020, the value of the restricted securities was $484,949 or 0.3% of net assets.
[7]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund"), utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$98,644,453	$–	$968,369	$99,612,822
Convertible Preferred Stocks[1]	–	1,112,934	–	1,112,934
Corporate Bonds[1]	–	30,432,619	1,644,956	32,077,575
Convertible Bonds[1]	–	6,614,371	–	6,614,371
Private Mortgage Backed Obligations	–	–	484,949	484,949
Short-Term Investments	2,821,062	–	–	2,821,062
Total Assets:	$101,465,515	$38,159,924	$3,098,274	$142,723,713

The Following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Corporate Bonds	Private Mortgage-Backed Obligations	Total
Balance as of March 31, 2020	$803,897	$1,862,498	$426,550	$3,092,945
Acquisitions	-	7,908	-	7,908
Dispositions	-	(11,000)	-	(11,000)
Accrued discounts/premiums	-	1,232	-	1,232
Realized gain (loss)	-	55	-	55
Change in unrealized appreciation/depreciation	164,472	253,171	58,399	476,042
Transfer in and/or out of Level 3	-	(468,908)	-	(468,908)
Balance as of December 31, 2020	$968,369	$1,644,956	$484,949	$3,098,274

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2020	$164,472	$229,263	$58,399	$452,134

Type of Security	Fair Value at 12/31/20	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Analysis, Discounted Cash Flow	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	71.50
	$968,369	Estimated Proceeds	Market Data	0.0007514
Corporate Bonds		Issue Price	Market Data	100.00
	$1,644,956	Comparable Securities	Adjustment to yield	150 bps

Private Mortgage Backed Obligations	$484,949	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.